Annual Total Returns (Vanguard FTSE Social Index Fund - Investor Shares Retail) (Vanguard FTSE Social Index Fund, Vanguard FTSE Social Index Fund - Investor Shares)	12 Months Ended
Aug. 31, 2014
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Annual Total Return
2013	36.84%
2012	17.84%
2011	(0.78%)
2010	14.43%
2009	35.12%
2008	(42.39%)
2007	(2.31%)
2006	13.09%
2005	4.10%
2004	8.27%